FINANCIAL INSTRUMENTS - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	£ 5,511	£ 8,341
Derivative liabilities	(4,643)	(8,228)
The Group | Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
The Group | Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	5,495	8,327
Derivative liabilities	(4,436)	(7,909)
The Group | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	16	14
Derivative liabilities	(207)	(319)
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	6,898	12,595
Derivative liabilities	(6,102)	(11,072)
The Bank | Level 1
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
The Bank | Level 2
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	6,882	12,581
Derivative liabilities	(6,071)	(11,012)
The Bank | Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	16	14
Derivative liabilities	£ (31)	£ (60)